Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000004011 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004011 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004011 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004011 | SAP
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004011 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004011 | Shell
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004011 | Schneider Electric
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004011 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004011 | adidas
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004011 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004011 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000004011 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000004011 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000004011 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004011 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004011 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004011 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004011 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004011 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004011 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000184317 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184317 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184317 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000184317 | SAP
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184317 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184317 | Shell
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184317 | Schneider Electric
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184317 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184317 | adidas
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184317 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000184317 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000184317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000184317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000184317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000184317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000184317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000184317 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000184317 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225808 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225808 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225808 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225808 | SAP
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225808 | Unilever
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225808 | Shell
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225808 | Schneider Electric
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225808 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225808 | adidas
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225808 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225808 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000225808 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000225808 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000225808 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000225808 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225808 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000225808 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225808 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225808 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.30%